CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I	12 Months Ended
Dec. 31, 2011
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I

BALANCE SHEETS

(Amounts in U.S. Dollars (“$”), except number of shares)

	December 31,
	2010	2011

ASSETS
Current Assets:
Cash and cash equivalents	$14,788,170	$179,170
Amounts due from subsidiaries	87,821,975	148,613,908
Prepaid expenses and other current assets	364,357	595,300
Total current assets	$102,974,502	$149,388,378

Non-current Assets:
Fixed assets, net	$71,384	$49,091
Investment in subsidiaries and variable interest entities	136,475,828	143,151,648
Total non-current assets	136,547,212	143,200,739
TOTAL ASSETS	$239,521,714	$292,589,117

LIABILITIES AND EQUITY
Current Liabilities:
Amounts due to subsidiaries	$23,906,496	$4,974,136
Accrued expenses and other current liabilities	830,214	4,430,612
Total liabilities	$24,736,710	$9,404,748

Non-current Liabilities:

Equity
Common shares ($0.0001 par value; 200,000,000 shares authorized; 84,894,888 and 101,313,015 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	$8,490	$10,131
Additional paid-in capital	273,934,960	341,963,008
Accumulated deficit	(80,714,396)	(93,217,688)
Accumulated other comprehensive income	21,555,950	34,428,918
Total VisionChina Media Inc. shareholders’ equity	$214,785,004	$283,184,369
TOTAL LIABILITIES AND EQUITY	$239,521,714	$292,589,117

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I

STATEMENTS OF OPERATIONS

(Amounts in U.S. Dollars (“$”), except number of shares)

	Year ended December 31,
	2009	2010	2011

General and administrative expenses	$(5,711,551)	$(2,560,680)	$(6,542,591)
Equity in income (loss) of subsidiaries and variable interest entities	32,260,524	(148,454,480)	(6,197,150)
Operating profit (loss)	26,548,973	(151,015,160)	(12,739,741)
Interest income	54,030	1,303	332,608
Interest expense	—	(324,365)	(96,159)
Net income (loss)	$26,603,003	$(151,338,222)	$(12,503,292)

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I

STATEMENTS OF CHANGES OF SHAREHOLDERS’ EQUITY AND COMPREHENSIVE INCOME (LOSS)

(Amounts in U.S. Dollars (“$”), except number of shares)

					Accumulated
			Additional		other	Total
	Common shares		paid-in	Accumulated	comprehensive	shareholders’	Comprehensive
	Number	Amount	capital	(deficit) profit	income	equity	income (loss)

Balance at January 1, 2009	71,819,442	$7,182	$190,694,719	$44,020,823	$10,350,490	$245,073,214
Shares repurchase	(658,980)	(66)	(3,582,449)	—	—	(3,582,515)
Exercise of share options	423,139	42	918,240	—	—	918,282
Restricted shares	557,083	56	(56)	—	—	—
Share-based compensation	—	—	4,332,111	—	—	4,332,111
Foreign currency translation adjustment	—	—	—	—	(362,739)	(362,739)	$(362,739)
Net income	—	—	—	26,603,003	—	26,603,003	26,603,003
Total comprehensive income							$26,240,264

Balance at December 31, 2009	72,140,684	$7,214	$192,362,565	$70,623,826	$9,987,751	$272,981,356
Share issued for DMG Acquisition	8,476,013	848	67,566,538	—	—	67,567,386
Shares issued to certain subscribers	4,006,474	401	12,900,846	—	—	12,901,247
Exercise of share options	202,800	20	157,513	—	—	157,533
Restricted shares	68,917	7	(7)	—	—	—
Share-based compensation	—	—	947,505	—	—	947,505
Foreign currency translation adjustment	—	—	—	—	11,568,199	11,568,199	$11,568,199
Net loss	—	—	—	(151,338,222)	—	(151,338,222)	(151,338,222)
Total comprehensive loss							$(139,770,023)

Balance at December 31, 2010	84,894,888	$8,490	$273,934,960	$(80,714,396)	$21,555,950	$214,785,004
Shares issued to certain subscribers	17,375,479	1,737	68,995,004	—	—	68,996,741
Share repurchases	(1,062,450)	(106)	(1,877,459)	—	—	(1,877,565)
Exercise of share options	88,334	8	92,832	—	—	92,840
Restricted shares	16,764	2	(2)	—	—	—
Share-based compensation	—	—	817,673	—	—	817,673
Foreign currency translation adjustment	—	—	—	—	12,872,968	12,872,968	$12,872,968
Net loss	—	—	—	(12,503,292)	—	(12,503,292)	(12,503,292)
Total comprehensive income							$369,676
Balance at December 31, 2011	101,313,015	10,131	341,963,008	(93,217,688)	34,428,918	283,184,369

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I

STATEMENTS OF CASH FLOWS

(Amounts in U.S. Dollars (“$”), except number of shares)

	Year ended December 31,
	2009	2010	2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$26,603,003	$(151,338,222)	$(12,503,292)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	17,917	22,292	22,293
Equity in (income) loss of subsidiaries and variable interest entities	(32,260,524)	148,454,480	6,197,150
Share-based compensation	4,332,111	947,505	817,673
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	278,663	(361,918)	(230,945)
Amounts due from subsidiaries	(50,000,342)	(19,707,410)	(60,791,933)
Accrued expenses and other current liabilities	123,091	(997,299)	3,600,398
Net cash used in operating activities	(50,906,081)	(22,980,572)	(62,888,656)

CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of fixed assets	(45,581)	—	—
Advances from (to) subsidiaries	6,157,970	17,748,526	(18,932,360)
Investments in subsidiaries	(1)	—	—
Net cash provided by (used in) investing activities	6,112,388	17,748,526	(18,932,360)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of share option, net of issuance cost of nil	918,282	157,533	92,840
Payments of direct offering expenses	(278,902)	—	—
Share repurchases	(5,037,171)	—	(1,877,565)
Proceeds from issuance of common shares	—	12,901,247	68,996,741
Net cash (used in) provided by financing activities	(4,397,791)	13,058,780	67,212,016
Net (decrease) increase in cash and cash equivalents	(49,191,484)	7,826,734	(14,609,000)

Cash and cash equivalents at the beginning of the year	56,152,920	6,961,436	14,788,170
Cash and cash equivalents at the end of the year	$6,961,436	$14,788,170	$179,170

Non-cash financing and investing activities:
Shares issued as part of consideration for acquisition of subsidiaries	—	67,567,386	—

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I

(Amounts in U.S. Dollars (“$”))

Schedule 1 has been provided pursuant to the requirements of Rules 12-04(a) and 4-08(e)(3) of SEC Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.  As of December 31, 2010 and 2011, approximately $150.2 million and $156.8 million of the registered capital, statutory reserves and restricted cash are not available for distribution, respectively, and as such, the condensed financial information of VisionChina Media Inc. has been presented for the years ended December 31, 2009, 2010 and 2011.

Basis of Presentation

For the purposes of the presentation of the parent company only financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in FASB ASC 323, Investments in Equity Method and Joint Ventures. Such investment is presented on the balance sheet as “Investment in subsidiaries and variable interest entities” and the Company’s share of the subsidiaries’ net income as “Equity in income (loss) of subsidiaries and variable interest entities” in the statements of operations.